Subsequent Events (Details)	1 Months Ended
	Apr. 30, 2016 decimal_place $ / shares	Jan. 11, 2016 USD ($)
Scenario, Forecast [Member] | Merger with Fuel Systems Solutions, Inc. [Member]
Subsequent Event [Line Items]
Business combination stock exchange rate	2.129
Subsequent Event [Member] | Loans Payable [Member] | Tranche I Financing [Member] | Cartesian Capital Group [Member]
Subsequent Event [Line Items]
Finance agreement amount | $		$ 17,500,000
Effective rate on debt		23.00%
Subsequent Event [Member] | Scenario, Forecast [Member] | Merger with Fuel Systems Solutions, Inc. [Member]
Subsequent Event [Line Items]
Measurement period for volume weighted average price	10 days
Days period to closing	5 days
Subsequent Event [Member] | Scenario, Forecast [Member] | Merger with Fuel Systems Solutions, Inc. [Member] | Stock Exchange Rate Scenario 1 [Member]
Subsequent Event [Line Items]
Business combination stock exchange rate	2.129
Subsequent Event [Member] | Scenario, Forecast [Member] | Merger with Fuel Systems Solutions, Inc. [Member] | Stock Exchange Rate Scenario 1 [Member] | Minimum [Member]
Subsequent Event [Line Items]
Volume weighted average price (in usd per share)	$ 2.37
Subsequent Event [Member] | Scenario, Forecast [Member] | Merger with Fuel Systems Solutions, Inc. [Member] | Stock Exchange Rate Scenario 2 [Member]
Subsequent Event [Line Items]
Business combination stock exchange rate	3.08
Subsequent Event [Member] | Scenario, Forecast [Member] | Merger with Fuel Systems Solutions, Inc. [Member] | Stock Exchange Rate Scenario 2 [Member] | Maximum [Member]
Subsequent Event [Line Items]
Volume weighted average price (in usd per share)	$ 1.64
Subsequent Event [Member] | Scenario, Forecast [Member] | Merger with Fuel Systems Solutions, Inc. [Member] | Stock Exchange Rate Scenario 3 [Member]
Subsequent Event [Line Items]
Agreed upon numerator for calculating stock exchange ratio (in usd per share)	$ 5.05
Stock exchange rate calculation, number of decimal places | decimal_place	4
Subsequent Event [Member] | Scenario, Forecast [Member] | Merger with Fuel Systems Solutions, Inc. [Member] | Stock Exchange Rate Scenario 3 [Member] | Minimum [Member]
Subsequent Event [Line Items]
Volume weighted average price (in usd per share)	$ 1.64
Subsequent Event [Member] | Scenario, Forecast [Member] | Merger with Fuel Systems Solutions, Inc. [Member] | Stock Exchange Rate Scenario 3 [Member] | Maximum [Member]
Subsequent Event [Line Items]
Volume weighted average price (in usd per share)	$ 2.37